Long-term Investments	12 Months Ended
Dec. 31, 2015
Long-term Investments
Long-term Investments

5. Long-term Investments

Long-term investments comprised of investments in privately held and publicly traded companies. The following sets forth the changes in the Group’s long-term investments:

	Cost Method	Equity Method	Available-for-Sale Securities	Total
	(In thousands)
Balance at December 31, 2012	$12,485	$3,565	$—	$16,050
Investments made	11,868	4,635	—	16,503
Loss from equity method investment	—	(1,236)	—	(1,236)
Impairment on investments	(1,928)	—	—	(1,928)
Remeasurement gain upon obtaining control	—	3,116	—	3,116
Disposal of investments	(585)	—	—	(585)
Transfer from long-term investments to a wholly owned subsidiary	—	(10,080)	—	(10,080)
Others	415	—	—	415

Balance at December 31, 2013	$22,255	$—	$—	$22,255
Investments made	32,412	158	15,096	47,666
Loss from equity method investment	—	(5)	—	(5)
Impairment on investments	(2,521)	—	—	(2,521)
Transfer from long-term investments to a wholly owned subsidiary	(1,189)	—	—	(1,189)
Unrealized loss	—	—	(2,067)	(2,067)
Others	(363)	1	—	(362)

Balance at December 31, 2014	$50,594	$154	$13,029	$63,777
Investments made	252,256	—	—	252,256
Loss from equity method investment	—	(6)	—	(6)
Disposal of investments	(13,134)	—	—	(13,134)
Impairment on investments	(6,608)	—	—	(6,608)
Unrealized loss	—	—	(198)	(198)
Others	(1,401)	(7)	—	(1,408)

Balance at December 31, 2015	$281,707	$141	$12,831	$294,679

As of December 31, 2014 and 2015, investments accounted for under the cost method were $50.6 and $281.7 million, respectively. Investments were accounted for under the cost method if the Group had no significant influence or if the underlying shares were not considered in substance ordinary shares and had no readily determinable fair value. For the year ended December 31, 2015, the Group made investments in private high tech companies totaling $252.3 million, which were accounted for under the cost method. These investments were made in general to help strengthen the Group’s ecosystem and included a $142.0 million investment in Didi and Kuaidi Taxi, an online transportation network company, through its holding company, Xiaoju Kuaizhi Inc., and a $70.0 million investment in a company which develops social applications.

Investments in marketable securities are held as available-for-sale (“AFS”) and reported at fair value. The Group invested $15.1 million in 2014 in a company accounted for as an AFS, which was marked to the fair value of $13.0 million and $12.8 million as of December 31, 2014 and 2015, respectively.

The Group performs an impairment assessment of its investments and determines if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. The Group recorded $2.5 million, $2.5 million, and $8.0 million in impairment charges related to its investment activities for the years ended December 31, 2013, 2014 and 2015, respectively.